SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Foreign Currency Translation (Details) - ¥ / $	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period - RMB	6.9668	6.8778	6.5075
Average rate for the period ended - RMB	6.9072	6.6187	6.7588